SCHEDULE OF INVESTMENTS
Thornburg Limited Term Income Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Preferred Stock — 0.6%
	Financial Services — 0.6%
	Capital Markets — 0.6%
[a]	Calamos Strategic Total Return Fund, 6.24%, 9/9/2029	370,000	$9,124,200
[a,b]	Gabelli Dividend & Income Trust Series J, 4.50%, 3/26/2028	1,162	28,069,272
			37,193,472
	Total Preferred Stock (Cost $38,269,196)		37,193,472
	Asset Backed Securities — 12.1%
	Auto Receivables — 3.7%
[c]	American Credit Acceptance Receivables Trust, Series 2024-2 Class C, 6.24% due 4/12/2030	$1,391,201	1,396,264
[c]	Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A Class A, 6.46% due 4/17/2028	178,929	179,205
[c]	AutoNation Finance Trust, Series 2025-1A Class A2, 4.72% due 4/10/2028	1,167,383	1,168,017
	BMW Vehicle Owner Trust, Series 2024-A Class A3, 5.18% due 2/26/2029	1,683,762	1,692,043
	BOF URSA VI Funding Trust I,
[c]	Series 2023-CAR1 Class B, 6.029% due 10/27/2031	837,277	844,055
[c]	Series 2023-CAR2 Class B, 6.029% due 10/27/2031	1,936,621	1,948,856
[c]	BOF VII AL Funding Trust I, Series 2023-CAR3 Class A2, 6.291% due 7/26/2032	2,470,028	2,496,808
	Carvana Auto Receivables Trust,
	Series 2021-P4 Class B, 1.98% due 2/10/2028	4,353,000	4,308,593
[c]	Series 2022-N1 Class A2, 3.21% due 12/11/2028	7,699,787	7,638,130
[c]	Series 2024-P1 Class A3, 5.05% due 4/10/2029	1,784,362	1,789,412
	CPS Auto Receivables Trust,
[c]	Series 2022-A Class D, 2.84% due 4/16/2029	86,481	86,413
[c]	Series 2024-A Class C, 5.74% due 4/15/2030	1,091,831	1,095,806
[c]	Series 2024-B Class B, 6.04% due 10/16/2028	509,201	509,569
[c]	Series 2024-D Class B, 4.65% due 3/15/2029	4,255,618	4,258,260
[c]	DT Auto Owner Trust, Series 2022-2A Class D, 5.46% due 3/15/2028	1,291,231	1,293,688
	Exeter Automobile Receivables Trust,
	Series 2022-2A Class D, 4.56% due 7/17/2028	7,940,883	7,943,188
	Series 2022-4A Class D, 5.98% due 12/15/2028	2,853,415	2,862,747
	Series 2022-6A Class D, 8.03% due 4/6/2029	3,516,242	3,565,932
	Series 2023-1A Class D, 6.69% due 6/15/2029	3,265,995	3,294,227
	Series 2023-3A Class D, 6.68% due 4/16/2029	3,213,000	3,250,166
	Series 2023-4A Class C, 6.51% due 8/15/2028	601,168	601,998
	FHF Issuer Trust,
[c]	Series 2024-3A Class A2, 4.94% due 11/15/2030	2,378,108	2,377,500
[c]	Series 2025-2A Class A2, 5.75% due 5/15/2030	1,139,231	1,146,952
[c]	Series 2026-1A Class A1, 4.631% due 5/17/2027	7,504,119	7,509,241
[c]	FHF Trust, Series 2023-1A Class A2, 6.57% due 6/15/2028	180,745	181,026
	Flagship Credit Auto Trust,
[c]	Series 2020-4 Class E, 3.84% due 7/17/2028	3,762,559	3,751,932
[c]	Series 2022-1 Class C, 3.06% due 3/15/2028	179,453	179,365
[c]	Series 2022-4 Class C, 7.71% due 10/16/2028	2,003,286	2,018,215
[c]	GECU Auto Receivables Trust, Series 2023-1A Class A4, 5.79% due 10/15/2029	3,250,000	3,283,982
	GLS Auto Receivables Issuer Trust,
[c]	Series 2021-4A Class D, 2.48% due 10/15/2027	3,315,572	3,308,703
[c]	Series 2022-2A Class D, 6.15% due 4/17/2028	4,890,657	4,911,157
[c]	Series 2022-2A Class E, 5.50% due 6/15/2029	4,990,000	5,011,372
[c]	Series 2023-1A Class D, 7.01% due 1/16/2029	2,977,620	3,010,218
[c]	Series 2025-4A Class A2, 4.37% due 10/16/2028	5,406,052	5,407,750
	GM Financial Consumer Automobile Receivables Trust, Series 2023-4 Class A3, 5.78% due 8/16/2028	4,698,346	4,727,670
	Lendbuzz Securitization Trust,
[c]	Series 2023-2A Class A2, 7.09% due 10/16/2028	718,004	724,305
[c]	Series 2024-3A Class A2, 4.97% due 10/15/2029	2,819,684	2,819,730
[c]	Lobel Automobile Receivables Trust, Series 2026-1 Class A, 4.88% due 10/16/2028	8,916,630	8,929,078
[c]	OCCU Auto Receivables Trust, Series 2022-1A Class A4, 5.69% due 11/15/2029	860,970	865,852
[c]	OneMain Direct Auto Receivables Trust, Series 2023-1A Class A, 5.41% due 11/14/2029	6,075,270	6,099,850
[c]	Porsche Financial Auto Securitization Trust, Series 2023-2A Class A3, 5.79% due 1/22/2029	1,757,264	1,764,039
[c]	Prestige Auto Receivables Trust, Series 2021-1A Class D, 2.08% due 2/15/2028	5,832,350	5,815,534
[c]	Research-Driven Pagaya Motor Asset Trust, Series 2026-1A Class A2, 4.515% due 1/25/2035	9,592,000	9,572,504

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Research-Driven Pagaya Motor Trust,
[c]	Series 2025-5A Class A2, 4.575% due 6/26/2034	$11,182,929	$11,180,038
[c]	Series 2025-6A Class A2, 4.705% due 8/25/2034	16,850,000	16,852,855
[c]	SAFCO Auto Receivables Trust, Series 2025-1A Class A, 5.46% due 9/10/2029	5,478,153	5,492,912
	Santander Drive Auto Receivables Trust,
	Series 2022-7 Class C, 6.69% due 3/17/2031	1,508,301	1,525,981
	Series 2025-4 Class A2, 4.28% due 1/15/2029	12,426,885	12,427,643
	Series 2026-1 Class A2, 4.04% due 3/15/2029	5,585,245	5,576,084
	Tricolor Auto Securitization Trust,
[c,d,e]	Series 2023-1A Class D, 8.56% due 7/15/2027	597,860	530,002
[c,d,e]	Series 2024-2A Class A, 6.36% due 12/15/2027	1,303,957	1,197,685
[c,d,e]	Series 2024-3A Class A, 5.22% due 6/15/2028	1,355,586	1,118,223
[c]	USAA Auto Owner Trust, Series 2023-A Class A3, 5.58% due 5/15/2028	6,604,061	6,621,325
	Veros Auto Receivables Trust,
[c]	Series 2025-1 Class A, 5.31% due 9/15/2028	3,739,556	3,746,996
[c]	Series 2026-1 Class A, 4.53% due 8/15/2028	4,100,552	4,101,663
	Westlake Automobile Receivables Trust,
[c]	Series 2022-2A Class D, 5.48% due 9/15/2027	1,351,985	1,352,740
[c]	Series 2022-2A Class E, 6.00% due 12/15/2027	18,528,000	18,571,516
[c]	Series 2024-1A Class D, 6.02% due 10/15/2029	4,894,000	4,968,715
			230,903,730
	Credit Card — 0.2%
[c]	Continental Finance Credit Card ABS Master Trust, Series 2024-A Class A, 5.78% due 12/15/2032	10,000,000	10,034,208
			10,034,208
	Other Asset Backed — 6.0%
[c]	ACHD Trust, Series 2025-DS1 Class A, 5.978% due 1/9/2034	1,165,764	1,166,817
[c]	Affirm Asset Securitization Trust, Series 2025-X2 Class A, 4.45% due 10/15/2030	2,856,996	2,858,808
[c]	AMCR ABS Trust, Series 2026-A Class A, 5.52% due 5/18/2033	5,316,287	5,326,159
[c]	AMDR ABS Trust, Series 2025-1A Class A, 6.378% due 12/19/2033	362,995	363,667
	Aqua Finance Trust,
[c]	Series 2020-AA Class A, 1.90% due 7/17/2046	4,488,470	4,149,798
[c]	Series 2020-AA Class C, 3.97% due 7/17/2046	3,730,982	3,552,507
[c]	Series 2021-A Class A, 1.54% due 7/17/2046	3,726,491	3,403,100
[c]	BHG Securitization Trust, Series 2022-A Class C, 3.08% due 2/20/2035	7,545,993	7,478,833
[c]	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C Class A, 6.05% due 1/20/2031	5,332,000	5,379,877
[c]	Crossroads Asset Trust, Series 2025-A Class A2, 4.91% due 2/20/2032	5,188,515	5,207,148
[c]	DailyPay Securitization Trust, Series 2025-1A Class A, 5.63% due 6/26/2028	10,075,000	10,106,387
[c]	DataBank Issuer LLC, Series 2024-1A Class A2, 5.30% due 1/26/2054	13,300,000	13,166,945
[c]	Diamond Infrastructure Funding LLC, Series 2021-1A Class A, 1.76% due 4/15/2049	36,000,000	35,427,902
[c]	Diamond Issuer LLC, Series 2021-1A Class A, 2.305% due 11/20/2051	27,894,000	27,188,405
[c,f]	ECAF I Ltd., Series 2015-1A Class A2, 4.947% due 6/15/2040	984,306	920,513
[c]	EverBright Solar Trust, Series 2024-A Class A, 6.43% due 6/22/2054	7,626,938	6,641,652
	Foundation Finance Trust,
[c]	Series 2021-1A Class A, 1.27% due 5/15/2041	5,961,374	5,615,069
[c]	Series 2021-2A Class A, 2.19% due 1/15/2042	4,194,861	3,961,098
	Goldman Home Improvement Trust Issuer Trust,
[c]	Series 2021-GRN2 Class A, 1.15% due 6/25/2051	1,739,737	1,731,651
[c]	Series 2022-GRN1 Class A, 4.50% due 6/25/2052	1,371,039	1,369,865
	Goodgreen Trust,
[c]	Series 2020-1A Class A, 2.63% due 4/15/2055	7,962,583	6,655,451
[c]	Series 2021-1A Class A, 2.66% due 10/15/2056	13,011,009	10,859,462
	GoodLeap Sustainable Home Solutions Trust,
[c]	Series 2021-3CS Class A, 2.10% due 5/20/2048	11,726,884	9,443,606
[c]	Series 2021-4GS Class A, 1.93% due 7/20/2048	15,254,226	11,802,822
[c]	Series 2021-5CS Class A, 2.31% due 10/20/2048	6,398,044	5,275,801
	GreenSky Home Improvement Issuer Trust,
[c]	Series 2024-1 Class A2, 5.88% due 6/25/2059	24,902	24,983
[c]	Series 2025-2A Class A2, 4.93% due 6/25/2060	2,025,111	2,028,876
[b,c]	Harvest SBA Loan Trust, Series 2024-1 Class A, 5.949% (SOFR30A + 2.25%) due 12/25/2051	3,897,381	3,922,068
	HERO Funding Trust,
[c]	Series 2015-1A Class A, 3.84% due 9/21/2040	1,418,101	1,362,670
[c]	Series 2017-2A Class A1, 3.28% due 9/20/2048	306,529	281,056
[c]	Hilton Grand Vacations Trust, Series 2020-AA Class A, 2.74% due 2/25/2039	257,068	254,664

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[c]	InStar Leasing III LLC, Series 2021-1A Class A, 2.30% due 2/15/2054	$7,890,668	$7,534,567
	Lendmark Funding Trust,
[c]	Series 2021-1A Class A, 1.90% due 11/20/2031	727,727	713,163
[c]	Series 2024-1A Class A, 5.53% due 6/21/2032	1,487,000	1,494,911
[c]	Loanpal Solar Loan Ltd., Series 2021-1GS Class A, 2.29% due 1/20/2048	16,618,530	13,590,849
[c]	M&T Equipment Notes, Series 2023-1A Class A3, 5.74% due 7/15/2030	2,430,612	2,435,212
[c]	Marlette Funding Trust, Series 2025-1A Class A, 4.75% due 7/16/2035	832,983	833,154
[c]	MMP Capital LLC, Series 2025-A Class A, 5.36% due 12/15/2031	2,107,605	2,112,824
[c]	Momnt Technologies Trust, Series 2023-1A Class A, 6.92% due 3/20/2045	265,021	265,776
	Mosaic Solar Loan Trust,
[c]	Series 2019-1A Class A, 4.37% due 12/21/2043	671,518	630,127
[c]	Series 2020-1A Class A, 2.10% due 4/20/2046	2,245,288	1,971,383
[c]	NMEF Funding LLC, Series 2025-B Class A2, 4.64% due 1/18/2033	3,906,487	3,909,471
[c]	Oportun Funding Trust, Series 2024-3 Class B, 5.48% due 8/15/2029	162,795	162,795
[c]	Oportun Issuance Trust, Series 2021-C Class A, 2.18% due 10/8/2031	2,721,232	2,684,729
	Pagaya AI Debt Grantor Trust,
[b,c]	Series 2024-10 Class ABC, 5.647% due 6/15/2032	2,398,632	2,401,263
[c]	Series 2024-9 Class A, 5.065% due 3/15/2032	1,564,927	1,566,518
[c]	Series 2026-1 Class A1, 4.228% due 2/15/2027	4,245,840	4,244,727
[c]	Series 2026-2 Class A1, 4.522% due 4/15/2027	10,500,000	10,500,815
[c]	Series 2026-3 Class A1, 4.636% due 5/17/2027	10,990,000	10,990,094
[c]	Pawnee Equipment Receivables LLC, Series 2022-1 Class C, 6.01% due 7/17/2028	2,248,208	2,248,449
[c]	PowerPay Issuance Trust, Series 2024-1A Class A, 6.53% due 2/18/2039	3,320,173	3,379,661
[c]	RCKT Trust, Series 2025-1A Class A, 4.90% due 7/25/2034	753,078	753,885
	Reach ABS Trust,
[c]	Series 2023-1A Class D, 12.27% due 2/18/2031	5,504,000	5,671,276
[c]	Series 2024-1A Class B, 6.29% due 2/18/2031	248,238	248,962
[c]	Series 2024-2A Class A, 5.88% due 7/15/2031	130,397	130,470
[c]	Series 2025-1A Class A, 4.96% due 8/16/2032	3,314,460	3,318,186
[c]	Series 2025-2A Class A, 4.93% due 8/18/2032	3,093,012	3,095,539
[c]	Series 2026-1A Class A, 4.32% due 2/15/2033	4,902,229	4,899,318
[c]	Series 2026-2A Class A, 4.34% due 2/15/2035	4,566,842	4,562,584
[c]	Retained Vantage Data Centers Issuer LLC, Series 2023-1A Class A2A, 5.00% due 9/15/2048	12,300,000	12,176,482
[c]	Service Experts Issuer LLC, Series 2021-1A Class A, 2.67% due 2/2/2032	3,092,503	3,057,222
[c]	SoFi Consumer Loan Program Trust, Series 2025-2 Class A, 4.82% due 6/25/2034	1,104,309	1,106,190
[c]	SpringCastle America Funding LLC, Series 2020-AA Class A, 1.97% due 9/25/2037	7,223,382	6,811,140
[c]	Sunbit Asset Securitization Trust, Series 2025-1 Class A, 5.36% due 7/15/2030	5,500,000	5,522,906
[c]	Sunnova Hestia I Issuer LLC, Series 2023-GRID1 Class 1A, 5.75% due 12/20/2050	8,354,974	8,149,535
[c]	Sunnova Hestia II Issuer LLC, Series 2024-GRID1 Class 1A, 5.63% due 7/20/2051	8,531,434	8,204,646
[c]	Tesla Sustainable Energy Trust, Series 2024-1A Class A2, 5.08% due 6/21/2050	5,489,332	5,465,612
	Upgrade Master Pass-Thru Trust,
[c]	Series 2025-ST4 Class A, 5.495% due 8/16/2032	3,239,685	3,234,056
[c]	Series 2025-ST5 Class A, 4.794% due 9/15/2032	2,510,867	2,508,527
	Upstart Securitization Trust,
[c]	Series 2023-3 Class B, 8.25% due 10/20/2033	9,057,975	9,187,576
[c]	Series 2024-1 Class A, 5.33% due 11/20/2034	2,149,170	2,151,129
[c]	Series 2025-1 Class A, 5.45% due 4/20/2035	3,048,591	3,053,125
[c]	Series 2025-2 Class A2, 5.22% due 6/20/2035	2,679,331	2,684,179
[c,g]	Series 2026-3 Class A2, 4.77% due 7/20/2036	4,894,000	4,891,045
			371,481,738
	Student Loan — 2.2%
[c]	Ascent Education Funding Trust, Series 2024-A Class A, 6.14% due 10/25/2050	5,935,364	6,023,964
	College Ave Student Loans LLC,
[b,c]	Series 2021-A Class A1, 4.863% (TSFR1M + 1.21%) due 7/25/2051	4,605,582	4,589,654
[c]	Series 2021-A Class A2, 1.60% due 7/25/2051	1,065,050	965,548
[b,c]	Series 2021-C Class A1, 4.663% (TSFR1M + 1.01%) due 7/26/2055	8,376,183	8,324,245
	Commonbond Student Loan Trust,
[c]	Series 2018-CGS Class A1, 3.87% due 2/25/2046	800,919	776,168
[c]	Series 2020-1 Class A, 1.69% due 10/25/2051	5,506,917	5,044,790
[c]	Series 2021-AGS Class A, 1.20% due 3/25/2052	6,870,637	5,804,112
[c]	Series 2021-BGS Class A, 1.17% due 9/25/2051	6,047,862	5,270,495
	MPOWER Education Trust,
[c]	Series 2024-A Class A, 6.78% due 7/22/2041	4,712,006	4,783,658
[c]	Series 2025-A Class A, 6.62% due 7/21/2042	5,651,560	5,685,520

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Navient Private Education Refi Loan Trust,
[b,c]	Series 2019-D Class A2B, 4.79% (TSFR1M + 1.16%) due 12/15/2059	$3,647,263	$3,633,586
[c]	Series 2021-A Class A, 0.84% due 5/15/2069	1,475,073	1,349,687
[c]	Series 2022-BA Class A, 4.16% due 10/15/2070	12,893,221	12,428,356
	Navient Student Loan Trust,
[b]	Series 2014-1 Class A3, 4.252% (SOFR30A + 0.62%) due 6/25/2031	2,211,350	2,188,290
[b,c]	Series 2019-BA Class A2B, 4.72% (TSFR1M + 1.09%) due 12/15/2059	419,873	417,875
	Nelnet Student Loan Trust,
[b,c]	Series 2013-1A Class A, 4.342% (SOFR30A + 0.71%) due 6/25/2041	1,477,752	1,439,550
[b,c]	Series 2015-2A Class A2, 4.342% (SOFR30A + 0.71%) due 9/25/2042	11,343,408	11,018,656
[b,c]	Series 2015-3A Class A2, 4.342% (SOFR30A + 0.71%) due 2/27/2051	313,501	312,443
[b,c]	Series 2021-CA Class AFL, 4.494% (TSFR1M + 0.85%) due 4/20/2062	5,020,350	4,986,952
[c]	Series 2021-CA Class AFX, 1.32% due 4/20/2062	3,791,141	3,562,491
[b,c]	Series 2021-DA Class AFL, 4.444% (TSFR1M + 0.80%) due 4/20/2062	7,013,715	6,961,215
[b,c,f]	Prodigy Finance DAC, Series 2021-1A Class A, 5.013% (TSFR1M + 1.36%) due 7/25/2051	670,876	670,886
	SLM Student Loan Trust,
[b]	Series 2011-2 Class A2, 4.942% (SOFR30A + 1.31%) due 10/25/2034	4,002,372	4,016,980
[b]	Series 2013-6 Class A3, 4.392% (SOFR30A + 0.76%) due 6/26/2055	15,328,993	15,147,798
	SMB Private Education Loan Trust,
[c]	Series 2020-A Class A2A, 2.23% due 9/15/2037	1,780,615	1,732,751
[c]	Series 2020-PTB Class A2A, 1.60% due 9/15/2054	1,256,793	1,186,033
[b,c]	Series 2021-D Class A1B, 4.34% (TSFR1M + 0.71%) due 3/17/2053	3,024,602	2,989,695
[b,c]	Series 2021-E Class A1B, 4.37% (TSFR1M + 0.74%) due 2/15/2051	8,980,677	8,877,522
[b,c]	SoFi Alternative Trust, Series 2019-C Class PT, 0.17% due 1/25/2045	8,189,729	8,089,246
[b,c]	Towd Point Asset Trust, Series 2021-SL1 Class A2, 4.454% (TSFR1M + 0.81%) due 11/20/2061	1,226,195	1,225,427
			139,503,593
	Total Asset Backed Securities (Cost $768,896,736)		751,923,269
	Corporate Bonds — 37.6%
	Automobiles & Components — 0.7%
	Automobiles — 0.7%
	American Honda Finance Corp.,
	4.25% due 9/1/2028	9,883,000	9,803,837
[b]	4.257% (SOFR + 0.62%) due 12/11/2026	8,997,000	9,000,149
	Series A, 4.55% due 4/10/2028	4,945,000	4,937,236
	Hyundai Capital America,
[c]	3.00% due 2/10/2027	1,455,000	1,441,425
[c]	4.75% due 6/18/2029	2,560,000	2,551,885
[c]	4.85% due 3/25/2027	5,000,000	5,006,400
[c]	5.30% due 3/19/2027	2,000,000	2,010,020
	Volkswagen Group of America Finance LLC,
[c]	4.45% due 9/11/2027	2,143,000	2,136,442
[c]	5.05% due 3/27/2028	7,926,000	7,956,991
			44,844,385
	Banks — 0.5%
	Banks — 0.5%
	Morgan Stanley Bank NA,
[b]	4.788% (SOFRINDX + 0.97%) due 5/10/2030	3,000,000	3,002,160
[b]	5.016% (SOFR + 0.91%) due 1/12/2029	3,740,000	3,763,637
[b,c,f]	NBK SPC Ltd., 1.625% (SOFR + 1.05%) due 9/15/2027	16,283,000	16,141,012
	Santander Holdings USA, Inc., 3.244% due 10/5/2026	4,023,000	4,010,328
[b]	Wells Fargo & Co., 4.808% (SOFR + 1.98%) due 7/25/2028	3,448,000	3,457,723
			30,374,860
	Commercial & Professional Services — 0.5%
	Commercial Services & Supplies — 0.5%
	Element Fleet Management Corp.,
[c,f]	5.643% due 3/13/2027	4,400,000	4,429,920
[c,f]	6.319% due 12/4/2028	3,422,000	3,538,929
	Quanta Services, Inc., 4.75% due 8/9/2027	3,500,000	3,509,695
[c]	Rentokil Terminix Funding LLC, 5.00% due 4/28/2030	9,120,000	9,144,989

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	UL Solutions, Inc., 6.50% due 10/20/2028	$12,800,000	$13,283,200
			33,906,733
	Commercial Services — 0.0%
	Commercial Services & Supplies — 0.0%
[c,f]	Rentokil Terminix Funding plc, 4.625% due 4/23/2031	1,818,000	1,783,731
			1,783,731
	Consumer Discretionary Distribution & Retail — 0.3%
	Leisure Products — 0.1%
[c]	Harley-Davidson Financial Services, Inc., 4.597% due 7/13/2026	9,482,000	9,467,777
	Specialty Retail — 0.2%
	Ferguson Enterprises, Inc., 4.35% due 3/15/2031	7,500,000	7,365,000
	O’Reilly Automotive, Inc., 5.75% due 11/20/2026	4,159,000	4,174,596
			21,007,373
	Consumer Services — 0.4%
	Hotels, Restaurants & Leisure — 0.1%
[c]	Sodexo, Inc., 5.15% due 8/15/2030	4,000,000	4,025,320
	Transportation Infrastructure — 0.3%
[c,f]	Sydney Airport Finance Co. Pty. Ltd., 5.248% due 3/26/2036	19,263,000	19,016,434
			23,041,754
	Consumer Staples Distribution & Retail — 0.8%
	Beverages — 0.0%
[c]	Keurig Dr. Pepper, Inc., 4.378% due 7/9/2026	2,000,000	1,998,089
	Commercial Services & Supplies — 0.1%
[c]	Equifax, Inc., 4.235% due 8/13/2026	4,450,000	4,427,995
	Food Products — 0.3%
	Campbell’s Co.,
[c]	4.294% due 9/10/2026	11,500,000	11,405,195
[c]	4.391% due 9/30/2026	5,000,000	4,946,032
	Health Care Providers & Services — 0.2%
[c]	HCA, Inc., 4.54% due 9/28/2026	12,750,000	12,610,993
	Pharmaceuticals — 0.2%
	Bayer Corp.,
[c]	4.356% due 10/20/2026	9,250,000	9,129,642
[c]	4.398% due 11/23/2026	6,000,000	5,897,292
			50,415,238
	Energy — 2.5%
	Oil, Gas & Consumable Fuels — 2.5%
[c]	Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15% due 8/15/2026	9,092,000	9,083,090
[c]	El Paso Natural Gas Co. LLC, 3.50% due 2/15/2032	4,068,000	3,774,534
	Energy Transfer LP,
	3.90% due 7/15/2026	6,000,000	5,997,060
	4.55% due 1/15/2031	9,650,000	9,525,708
	Galaxy Pipeline Assets Bidco Ltd.,
[c,f]	1.75% due 9/30/2027	4,870,757	4,757,950
[c,f]	2.16% due 3/31/2034	16,595,730	14,788,290
[c,d,e,f]	Gazprom PJSC via Gaz Finance plc, 3.50% due 7/14/2031	32,475,000	20,911,627
[c]	Gray Oak Pipeline LLC, 3.45% due 10/15/2027	12,955,000	12,721,162
[c,f]	Greensaif Pipelines Bidco SARL, 5.853% due 2/23/2036	4,160,000	4,248,067
[c]	Midwest Connector Capital Co. LLC, 4.625% due 4/1/2029	13,090,000	13,013,685
[c,f]	SA Global Sukuk Ltd., 4.25% due 10/2/2029	24,040,000	23,585,404
	South Bow USA Infrastructure Holdings LLC, 4.911% due 9/1/2027	2,000,000	2,005,560
	Targa Resources Corp., 5.20% due 7/1/2027	3,742,000	3,764,901
	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50% due 3/1/2030	9,746,000	9,829,036
[c,f]	TMS Issuer SARL, 5.78% due 8/23/2032	10,700,000	10,953,376
[c]	Whistler Pipeline LLC, 5.40% due 9/30/2029	6,985,000	7,085,654
			156,045,104

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Equity Real Estate Investment Trusts (REITs) — 1.2%
	Diversified REITs — 1.2%
	American Tower Corp.,
	4.70% due 12/15/2032	$2,497,000	$2,456,499
	4.90% due 3/15/2030	3,235,000	3,249,428
[c]	American Tower Trust, 3.652% due 3/15/2048	8,015,000	7,870,163
	Crown Castle, Inc.,
	2.90% due 3/15/2027	2,750,000	2,717,385
	4.90% due 9/1/2029	6,181,000	6,198,739
	Digital Realty Trust LP, 5.55% due 1/15/2028	434,000	440,154
	SBA Tower Trust,
[c]	1.631% due 5/15/2051	26,585,000	26,309,744
[c]	1.84% due 4/15/2027	10,025,000	9,806,418
[c]	4.831% due 10/15/2054	6,480,000	6,479,310
[c]	6.599% due 11/15/2052	7,950,000	8,029,518
			73,557,358
	Financial Services — 4.9%
	Capital Markets — 2.2%
[c,f]	Abu Dhabi Developmental Holding Co. PJSC, 5.375% due 5/8/2029	15,500,000	15,737,770
	Ares Capital Corp., 2.15% due 7/15/2026	13,350,000	13,328,239
	Blue Owl Credit Income Corp., 3.125% due 9/23/2026	19,056,000	18,946,047
	Brookfield Asset Management Ltd.,
[f]	4.653% due 11/15/2030	9,500,000	9,375,550
[f]	4.832% due 4/15/2031	2,428,000	2,405,614
[f]	5.795% due 4/24/2035	1,782,000	1,815,983
[c]	Equitable America Global Funding, 4.95% due 6/9/2030	3,800,000	3,801,710
	Hercules Capital, Inc.,
	2.625% due 9/16/2026	14,120,000	14,048,412
	3.375% due 1/20/2027	7,458,000	7,381,481
	LPL Holdings, Inc.,
[c]	4.375% due 5/15/2031	6,885,000	6,607,948
	4.90% due 4/3/2028	9,457,000	9,464,944
[c]	Lseg U.S. Fin Corp., 4.25% due 3/23/2029	7,055,000	6,975,913
	Main Street Capital Corp.,
	3.00% due 7/14/2026	14,195,000	14,177,540
	5.40% due 8/15/2028	4,500,000	4,472,685
	6.50% due 6/4/2027	3,000,000	3,030,780
	TPG Operating Group II LP, 4.875% due 5/15/2031	3,410,000	3,359,566
[c]	Voya Global Funding, 4.60% due 11/24/2030	4,760,000	4,694,169
	Commercial Services & Supplies — 0.4%
[b,f]	Mitsubishi UFJ Financial Group, Inc., 4.592% (H15T1Y + 0.78%) due 4/18/2030	10,000,000	9,951,700
[c,f]	Transurban Finance Co. Pty. Ltd., 4.924% due 3/24/2036	14,225,000	13,859,275
	Consumer Finance — 0.1%
[b]	U.S. Bank NA, 4.73% (SOFR + 0.91%) due 5/15/2028	6,750,000	6,763,500
	Financial Services — 2.0%
	Antares Holdings LP,
[c]	2.75% due 1/15/2027	7,360,000	7,249,526
[c]	3.95% due 7/15/2026	14,391,000	14,384,092
[b]	Bank of America Corp., 4.948% (SOFR + 2.04%) due 7/22/2028	6,007,000	6,031,629
[b,f]	Barclays plc, 4.476% (SOFR + 1.08%) due 11/11/2029	7,000,000	6,951,560
	BNP Paribas SA,
[b,c,f]	2.591% (SOFR + 1.23%) due 1/20/2028	3,650,000	3,611,274
[b,c,f]	4.916% (SOFR + 1.29%) due 1/15/2034	3,633,000	3,563,428
	Citigroup, Inc.,
[b]	4.952% (SOFR + 1.46%) due 5/7/2031	5,912,000	5,932,574
[b]	Series 2025-1A Class A, 4.643% (SOFR + 1.14%) due 5/7/2028	4,625,000	4,627,729
[b,f]	Deutsche Bank AG, 2.552% (SOFR + 1.32%) due 1/7/2028	4,940,000	4,890,946
	Goldman Sachs Group, Inc.,
[b]	4.458% (SOFR + 0.82%) due 9/10/2027	10,881,000	10,889,052
[b]	4.937% (SOFR + 1.32%) due 4/23/2028	1,800,000	1,805,148
	HSBC Holdings plc,
[b,f]	4.583% (TSFR3M + 1.80%) due 6/19/2029	3,000,000	2,991,060

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[b,f]	5.286% (SOFR + 1.29%) due 11/19/2030	$6,100,000	$6,176,738
[b,f]	5.887% (SOFR + 1.57%) due 8/14/2027	6,500,000	6,509,360
[b]	JPMorgan Chase & Co., 3.54% (TSFR3M + 1.64%) due 5/1/2028	3,040,000	3,014,829
[b,f]	Mitsubishi UFJ Financial Group, Inc., 5.017% (H15T1Y + 1.95%) due 7/20/2028	3,285,000	3,300,965
[b]	Morgan Stanley, 4.994% (SOFR + 1.38%) due 4/12/2029	3,788,000	3,808,720
	Societe Generale SA,
[b,c,f]	4.45% (SOFR + 1.10%) due 4/12/2030	3,800,000	3,750,030
[b,c,f]	6.446% (H15T1Y + 2.55%) due 1/10/2029	4,933,000	5,053,267
[f]	Sumitomo Mitsui Financial Group, Inc., 3.04% due 7/16/2029	11,650,000	11,084,159
[b,c,f]	UBS Group AG, 1.494% (H15T1Y + 0.85%) due 8/10/2027	7,121,000	7,096,005
	Mortgage Real Estate Investment Trusts — 0.2%
	Lineage OP LP, 5.25% due 7/15/2030	9,424,000	9,438,796
			302,359,713
	Food, Beverage & Tobacco — 1.6%
	Beverages — 0.7%
[c,f]	Becle SAB de CV, 2.50% due 10/14/2031	28,038,000	24,051,277
	Huntington Ingalls Industries, Inc., 3.483% due 12/1/2027	2,640,000	2,598,077
	Keurig Dr. Pepper, Inc.,
	4.35% due 5/15/2028	5,750,000	5,723,320
	4.60% due 5/15/2030	8,757,000	8,662,424
	Food Products — 0.2%
	Flowers Foods, Inc., 5.75% due 3/15/2035	15,293,000	14,854,856
	Tobacco — 0.7%
	BAT Capital Corp.,
	3.215% due 9/6/2026	11,382,000	11,356,390
	3.557% due 8/15/2027	6,500,000	6,436,495
	4.625% due 3/22/2033	1,800,000	1,761,354
	Imperial Brands Finance plc,
[c,f]	3.50% due 7/26/2026	230,000	229,791
[c,f]	4.50% due 6/30/2028	5,000,000	4,985,500
[c,f]	5.50% due 2/1/2030	16,500,000	16,851,945
			97,511,429
	Health Care Equipment & Services — 1.0%
	Health Care Equipment & Supplies — 0.4%
[c]	Medline Borrower LP, 3.875% due 4/1/2029	4,945,000	4,801,546
[c,f]	Olympus Corp., 2.143% due 12/8/2026	14,061,000	13,911,391
	VSP Optical Group, Inc.,
[c]	5.40% due 6/1/2033	4,946,000	4,960,244
[c]	5.45% due 12/1/2035	1,676,000	1,662,592
	Health Care Providers & Services — 0.4%
	Centene Corp., 4.625% due 12/15/2029	4,906,000	4,778,640
	CVS Health Corp., 1.30% due 8/21/2027	8,018,000	7,736,248
[c]	Highmark, Inc., 5.75% due 5/15/2036	3,480,000	3,503,838
	Laboratory Corp. of America Holdings, 4.55% due 4/1/2032	5,640,000	5,547,842
	Health Care Technology — 0.2%
	GE HealthCare Technologies, Inc., 4.15% due 12/15/2028	15,439,000	15,310,239
			62,212,580
	Household & Personal Products — 0.3%
	Personal Care Products — 0.3%
	Haleon U.S. Capital LLC, 3.375% due 3/24/2027	18,500,000	18,359,215
			18,359,215
	Industrials — 0.3%
	Electronic Equipment, Instruments & Components — 0.3%
[c]	Jabil, Inc., 4.42% due 8/26/2026	18,000,000	17,879,040
			17,879,040
	Insurance — 6.6%
	Insurance — 6.6%
[c]	American National Global Funding, 5.00% due 6/22/2029	6,930,000	6,911,636
[c]	American National Group, Inc., 6.144% due 6/13/2032	15,782,000	16,253,724

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Aon North America, Inc., 5.125% due 3/1/2027	$4,474,000	$4,489,793
[c,f]	Ascot Group Ltd., 4.25% due 12/15/2030	12,308,000	11,518,442
[f]	Aspen Insurance Holdings Ltd., 5.75% due 7/1/2030	7,600,000	7,794,712
[c]	Brighthouse Financial Global Funding, 2.00% due 6/28/2028	13,751,000	12,930,615
	Brown & Brown, Inc.,
	4.60% due 12/23/2026	3,532,000	3,532,777
	4.70% due 6/23/2028	4,825,000	4,823,360
	5.65% due 6/11/2034	2,669,000	2,701,642
	CNO Global Funding,
[c]	4.375% due 9/8/2028	2,650,000	2,620,824
[c]	4.875% due 12/10/2027	16,264,000	16,276,686
[c]	Constellation Global Funding, 4.85% due 10/22/2030	9,500,000	9,299,170
[f]	Enstar Group Ltd., 3.10% due 9/1/2031	7,139,000	6,358,279
	Equitable Financial Life Global Funding,
[c]	1.40% due 8/27/2027	4,433,000	4,273,323
[c]	1.80% due 3/8/2028	6,800,000	6,477,476
[c]	5.00% due 3/27/2030	2,047,000	2,052,957
	F&G Global Funding,
[c]	2.00% due 9/20/2028	2,475,000	2,304,671
[c]	2.30% due 4/11/2027	11,752,000	11,513,904
[c]	5.875% due 1/16/2030	4,320,000	4,365,446
[c,f]	Fidelis Insurance Holdings Ltd., 4.875% due 6/30/2030	17,031,000	16,578,827
	Fidelity National Financial, Inc., 2.45% due 3/15/2031	12,517,000	11,064,652
	First American Financial Corp.,
	2.40% due 8/15/2031	2,261,000	1,966,075
	4.00% due 5/15/2030	4,316,000	4,148,928
	Fortitude Global Funding,
[c]	4.625% due 10/6/2028	4,386,000	4,338,982
[c]	5.50% due 6/12/2031	3,655,000	3,671,703
[c]	Fortitude Group Holdings LLC, 6.25% due 4/1/2030	6,453,000	6,595,611
	GA Global Funding Trust,
[c]	4.40% due 9/23/2027	6,480,000	6,453,756
[c]	4.50% due 9/18/2030	3,500,000	3,390,660
[c]	Global Atlantic Fin Co., 4.40% due 10/15/2029	5,200,000	5,043,584
	Horace Mann Educators Corp.,
	4.70% due 10/1/2030	18,880,000	18,701,206
	7.25% due 9/15/2028	2,452,000	2,563,958
[c]	Jackson National Life Global Funding, 5.25% due 4/12/2028	8,153,000	8,187,080
[c]	Lincoln Financial Global Funding, 4.625% due 5/28/2028	6,838,000	6,834,376
	Lincoln National Corp., 2.33% due 8/15/2030	4,881,000	4,422,723
	Mercury General Corp., 4.40% due 3/15/2027	2,901,000	2,904,568
	Mutual of Omaha Cos Global Funding,
[c]	5.35% due 4/9/2027	13,420,000	13,526,555
[c]	5.45% due 12/12/2028	7,740,000	7,867,942
[c,f]	Nippon Life Insurance Co., 5.046% due 4/2/2033	9,800,000	9,809,898
[c]	NLG Global Funding, 5.40% due 1/23/2030	17,659,000	17,934,657
	Old Republic International Corp., 5.70% due 6/1/2036	5,396,000	5,415,426
	Protective Life Corp.,
[c]	3.40% due 1/15/2030	6,698,000	6,360,756
[c]	4.70% due 1/15/2031	3,464,000	3,413,703
[c]	Protective Life Global Funding, 4.161% due 1/15/2029	4,925,000	4,854,277
[c]	Reliance Standard Life Global Funding II, 1.512% due 9/28/2026	11,512,000	11,430,380
	RGA Global Funding,
[c]	2.70% due 1/18/2029	4,515,000	4,289,295
[c]	4.60% due 11/25/2030	1,986,000	1,957,560
[c]	5.10% due 5/26/2031	4,760,000	4,777,231
[c]	5.448% due 5/24/2029	6,000,000	6,095,760
	RLI Corp., 5.375% due 6/1/2036	11,101,000	10,786,176
[c]	Sammons Financial Group Global Funding, 4.80% due 12/12/2030	3,707,000	3,660,625
[c]	Sammons Financial Group, Inc., 4.45% due 5/12/2027	7,950,000	7,925,753
	Stewart Information Services Corp., 3.60% due 11/15/2031	19,777,000	17,576,215
	Unum Group, 5.25% due 12/15/2035	7,127,000	7,018,242
[c]	Western-Southern Global Funding, 4.90% due 5/1/2030	14,075,000	14,089,216
	Willis North America, Inc.,
	4.55% due 3/15/2031	3,400,000	3,339,718

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	4.65% due 6/15/2027	$4,541,000	$4,545,904
			410,041,415
	Materials — 0.5%
	Chemicals — 0.3%
[c,f]	Ma’aden Sukuk Ltd., 5.25% due 2/13/2030	17,475,000	17,552,239
	Containers & Packaging — 0.1%
	Amcor Flexibles North America, Inc., 5.10% due 3/17/2030	4,935,000	4,984,893
	AptarGroup, Inc., 4.75% due 3/30/2031	4,572,000	4,529,572
	Metals & Mining — 0.1%
[c,d,e,f]	Metalloinvest Finance DAC, 3.375% due 10/22/2028	12,700,000	6,429,375
			33,496,079
	Media & Entertainment — 0.4%
	Media — 0.4%
	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.65% due 2/1/2034	11,306,000	11,596,677
	FactSet Research Systems, Inc., 2.90% due 3/1/2027	11,035,000	10,893,752
			22,490,429
	Pharmaceuticals, Biotechnology & Life Sciences — 0.8%
	Biotechnology — 0.4%
	Bio-Rad Laboratories, Inc., 3.30% due 3/15/2027	12,320,000	12,206,287
	Illumina, Inc.,
	4.65% due 9/9/2026	4,081,000	4,080,184
	4.75% due 12/12/2030	9,552,000	9,489,243
	Life Sciences Tools & Services — 0.2%
	Augusta SpinCo Corp., 4.321% due 9/23/2027	11,500,000	11,470,100
	Pharmaceuticals — 0.2%
	Viatris, Inc., 2.30% due 6/22/2027	9,885,000	9,651,417
			46,897,231
	Semiconductors & Semiconductor Equipment — 0.2%
	Semiconductors & Semiconductor Equipment — 0.2%
[c]	Qorvo, Inc., 3.375% due 4/1/2031	14,210,000	12,979,840
			12,979,840
	Software & Services — 3.3%
	Information Technology Services — 1.8%
	Alphabet, Inc.,
	3.70% due 2/15/2029	9,383,000	9,232,309
	4.10% due 2/15/2031	4,516,000	4,437,467
	Amazon.com, Inc.,
	4.10% due 11/20/2030	9,713,000	9,548,073
	4.55% due 3/13/2033	4,716,000	4,639,554
	Block Financial LLC, 2.50% due 7/15/2028	10,392,000	9,902,641
	Booz Allen Hamilton, Inc.,
[c]	3.875% due 9/1/2028	6,840,000	6,676,592
	5.95% due 4/15/2035	6,431,000	6,401,417
	DXC Technology Co., 2.375% due 9/15/2028	12,049,000	11,352,688
[f]	Genpact U.K. Finco plc/Genpact USA, Inc., 4.95% due 11/18/2030	2,350,000	2,314,797
	Global Payments, Inc.,
	4.50% due 11/15/2028	12,098,000	11,954,034
	4.55% due 3/15/2028	1,620,000	1,613,455
	5.40% due 3/15/2033	3,500,000	3,430,595
	Kyndryl Holdings, Inc., 2.05% due 10/15/2026	14,388,000	14,281,097
	Meta Platforms, Inc., 4.60% due 11/15/2032	9,385,000	9,228,928
	Mobility Global, Inc.,
[c]	5.05% due 6/15/2029	3,960,000	3,967,445
[c]	5.45% due 6/15/2031	1,250,000	1,263,700
	Internet Software & Services — 0.4%
	Prosus NV,
[c,f]	3.061% due 7/13/2031	7,816,000	7,101,071
[c,f]	3.257% due 1/19/2027	6,400,000	6,349,056
[c,f]	4.193% due 1/19/2032	13,254,000	12,602,698

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	VeriSign, Inc., 5.10% due 7/15/2031	$2,532,000	$2,539,267
	Software — 1.1%
	Fidelity National Information Services, Inc.,
	4.45% due 3/10/2028	2,460,000	2,451,267
	4.55% due 3/10/2029	2,500,000	2,480,775
	MSCI, Inc.,
[c]	3.875% due 2/15/2031	5,706,000	5,402,726
[c]	4.00% due 11/15/2029	6,850,000	6,634,019
[c,f]	Open Text Corp., 6.90% due 12/1/2027	22,673,000	23,180,195
	Oracle Corp.,
[c]	4.615% due 9/16/2026	16,130,000	15,977,509
[c]	4.64% due 10/2/2026	8,640,000	8,540,899
	Paychex, Inc., 5.35% due 4/15/2032	3,503,000	3,544,616
			207,048,890
	Technology Hardware & Equipment — 1.8%
	Communications Equipment — 0.1%
	Motorola Solutions, Inc., 4.85% due 8/15/2030	4,864,000	4,874,117
	Electronic Equipment, Instruments & Components — 1.3%
	CDW LLC/CDW Finance Corp.,
	3.25% due 2/15/2029	9,124,000	8,725,281
	4.25% due 4/1/2028	11,275,000	11,147,931
	Keysight Technologies, Inc., 4.60% due 4/6/2027	8,871,000	8,874,814
[c]	Molex Electronic Technologies LLC, 4.75% due 4/30/2028	3,823,000	3,827,091
	TD SYNNEX Corp., 1.75% due 8/9/2026	27,306,000	27,218,348
	Trimble, Inc., 4.90% due 6/15/2028	6,000,000	6,001,080
[f]	Videotron Ltd., 4.445% due 7/7/2026	15,000,000	14,989,075
	Office Electronics — 0.1%
	CDW LLC/CDW Finance Corp., 2.67% due 12/1/2026	6,950,000	6,899,474
	Technology Hardware, Storage & Peripherals — 0.3%
	Hewlett Packard Enterprise Co.,
	4.15% due 9/15/2028	5,406,000	5,350,696
	4.50% due 3/23/2028	7,353,000	7,345,059
	NetApp, Inc., 5.50% due 3/17/2032	6,433,000	6,568,672
			111,821,638
	Telecommunication Services — 1.7%
	Diversified Telecommunication Services — 0.5%
	NTT Finance Corp.,
[c,f,g]	5.012% due 11/1/2031	4,789,000	4,782,200
[c,f,g]	5.259% due 11/1/2033	4,689,000	4,675,120
	TELUS Corp.,
[f]	2.80% due 2/16/2027	12,981,000	12,842,103
[c,f]	4.559% due 12/15/2026	9,000,000	8,816,300
	Internet Software & Services — 0.4%
[c]	eBay, Inc., 4.185% due 9/8/2026	22,000,000	21,828,382
	Wireless Telecommunication Services — 0.8%
[c]	Crown Castle Towers LLC, 4.241% due 7/15/2048	13,000,000	12,870,303
[c,f]	Orange SA, 4.75% due 1/13/2033	3,457,000	3,389,416
[c,f]	Rogers Communications, Inc., 4.348% due 7/9/2026	15,000,000	14,985,800
	T-Mobile USA, Inc.,
	3.75% due 4/15/2027	17,288,000	17,193,434
	5.125% due 5/15/2032	2,791,000	2,819,915
			104,202,973
	Transportation — 0.1%
	Air Freight & Logistics — 0.1%
	Ryder System, Inc., 2.85% due 3/1/2027	4,978,000	4,924,287
	Transportation Infrastructure — 0.0%
[c]	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.35% due 1/12/2027	1,150,000	1,153,795
			6,078,082

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Utilities — 7.2%
	Electric Utilities — 6.7%
	AEP Texas, Inc.,
	5.40% due 6/1/2033	$4,350,000	$4,416,076
	5.70% due 5/15/2034	2,000,000	2,064,100
	Series I, 2.10% due 7/1/2030	8,375,000	7,577,197
	Appalachian Power Co., Series AA, 2.70% due 4/1/2031	2,250,000	2,049,232
	Arizona Public Service Co., 5.70% due 8/15/2034	4,517,000	4,661,228
	Black Hills Corp.,
	2.50% due 6/15/2030	5,490,000	5,021,374
	3.15% due 1/15/2027	8,333,000	8,273,586
	4.55% due 1/31/2031	2,599,000	2,557,910
[c]	Caledonia Generating LLC, 1.95% due 2/28/2034	13,525,928	11,792,715
	CenterPoint Energy, Inc., 5.40% due 6/1/2029	11,148,000	11,383,557
[c]	Chpe LLC, 4.875% due 6/30/2031	985,000	983,119
[c]	Cleco Power LLC, 5.30% due 1/15/2036	5,373,000	5,333,885
	Comision Federal de Electricidad,
[c,f]	3.348% due 2/9/2031	8,740,000	7,865,213
[f]	5.00% due 9/29/2036	9,454,400	8,840,337
	Dayton Power & Light Co., 4.55% due 8/15/2030	9,863,000	9,711,603
	Dominion Energy, Inc.,
	4.60% due 5/15/2028	3,700,000	3,701,628
	Series B, 3.60% due 3/15/2027	8,076,000	8,029,805
	DTE Energy Co.,
	4.875% due 6/1/2028	3,477,000	3,492,612
	5.05% due 10/1/2035	3,800,000	3,730,688
	5.20% due 4/1/2030	3,508,000	3,559,112
	5.85% due 6/1/2034	2,636,000	2,752,775
	Duke Energy Corp., 4.95% due 9/15/2035	8,500,000	8,315,210
	Duke Energy Florida LLC, 4.20% due 12/1/2030	4,736,000	4,650,326
	Duke Energy Indiana LLC, Series DDDD, 4.95% due 3/15/2036	2,515,000	2,472,019
[c,f]	E.ON SE, 4.071% due 7/6/2026	18,000,000	17,990,100
	Electricite de France SA,
[c,f]	5.65% due 4/22/2029	9,878,000	10,138,680
[c,f]	5.75% due 1/13/2035	13,500,000	13,908,375
	Emera U.S. Finance LLC,
	4.50% due 4/1/2029	3,611,000	3,586,553
	5.20% due 4/1/2033	1,978,000	1,969,910
	ENEL Finance International NV,
[c,f]	1.625% due 7/12/2026	10,700,000	10,690,370
[c,f]	2.125% due 7/12/2028	8,844,000	8,413,739
[c,f]	4.375% due 9/30/2030	2,802,000	2,752,685
	Entergy Mississippi LLC, 3.25% due 12/1/2027	4,727,000	4,640,732
	Entergy Texas, Inc.,
	1.50% due 9/1/2026	8,640,000	8,598,096
	3.45% due 12/1/2027	9,000,000	8,818,650
	Evergy Kansas Central, Inc., 4.70% due 3/13/2028	4,940,000	4,947,756
	Evergy Missouri West, Inc.,
[c]	5.15% due 12/15/2027	10,711,000	10,766,269
[c]	5.65% due 6/1/2034	6,650,000	6,765,710
	Eversource Energy,
	2.55% due 3/15/2031	5,332,000	4,802,799
	4.45% due 12/15/2030	2,403,000	2,361,500
	Exelon Corp., 5.125% due 3/15/2031	9,899,000	10,024,915
[c]	FirstEnergy Pennsylvania Electric Co., 4.55% due 3/15/2031	4,820,000	4,786,790
	FirstEnergy Transmission LLC, 4.55% due 1/15/2030	2,585,000	2,565,354
	Interstate Power & Light Co., 4.95% due 9/30/2034	4,747,000	4,657,756
	ITC Holdings Corp.,
[c]	2.95% due 5/14/2030	1,883,000	1,756,048
[c]	4.875% due 4/15/2031	2,000,000	1,990,500
[c]	4.95% due 9/22/2027	12,703,000	12,736,790
[c]	5.65% due 5/9/2034	12,000,000	12,297,240
	Jersey Central Power & Light Co., 4.40% due 1/15/2031	6,800,000	6,684,672
	Liberty Utilities Co.,
[c]	5.10% due 5/15/2031	6,925,000	6,909,280

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[c]	5.577% due 1/31/2029	$9,403,000	$9,571,596
[c]	5.65% due 5/15/2036	3,000,000	2,987,400
[c]	Liberty Utilities Finance GP 1, 2.05% due 9/15/2030	3,018,000	2,699,873
	National Rural Utilities Cooperative Finance Corp., 4.30% due 12/10/2030	4,571,000	4,507,097
[c]	New York State Electric & Gas Corp., 3.25% due 12/1/2026	9,234,000	9,186,907
[c]	Niagara Mohawk Power Corp., 4.647% due 10/3/2030	2,965,000	2,943,682
[c]	NorthWestern Corp., 5.073% due 3/21/2030	16,310,000	16,439,175
	PacifiCorp, 4.65% due 4/15/2029	4,746,000	4,732,379
	Pinnacle West Capital Corp., 4.90% due 5/15/2028	4,773,000	4,790,708
[c]	PSEG Power LLC, 5.20% due 5/15/2030	5,798,000	5,859,749
	Public Service Co. of Colorado, 4.15% due 3/13/2029	6,920,000	6,855,298
	Public Service Co. of Oklahoma, 5.45% due 1/15/2036	5,930,000	5,989,952
	Public Service Enterprise Group, Inc., 4.90% due 3/15/2030	4,903,000	4,938,596
	Puget Energy, Inc.,
	2.379% due 6/15/2028	2,734,000	2,612,747
	4.10% due 6/15/2030	2,616,000	2,531,974
	5.725% due 3/15/2035	9,463,000	9,525,172
	Gas Utilities — 0.5%
[c]	Brooklyn Union Gas Co., 5.456% due 3/16/2036	9,297,000	9,253,118
[c]	KeySpan Gas East Corp., 5.994% due 3/6/2033	3,492,000	3,635,312
[c,f]	Snam SpA, 5.00% due 5/28/2030	2,800,000	2,813,888
	Southwest Gas Corp.,
	4.05% due 3/15/2032	3,024,000	2,890,853
	5.80% due 12/1/2027	4,828,000	4,899,358
	Spire, Inc., 4.60% due 9/1/2031	6,512,000	6,414,125
			444,875,535
	Total Corporate Bonds (Cost $2,367,181,204)		2,333,230,625
	Long-Term Municipal Bonds — 0.3%
	Canadian County Educational Facilities Authority (Mustang Public Schools Project) ISD, Series B, 5.50% due 9/1/2031	5,035,000	5,190,335
	City of Jersey City GO, Series B, 4.75% due 7/8/2026	10,725,000	10,726,362
	San Francisco City & County Redevelopment Agency Successor Agency (AG) (Green Bond),
	Series C,
	4.406% due 8/1/2031	585,000	581,145
	4.536% due 8/1/2032	600,000	597,675
	4.697% due 8/1/2033	2,966,000	2,970,615
	Total Long-Term Municipal Bonds (Cost $19,912,199)		20,066,132
	Other Government — 0.5%
[c,f]	Bermuda Government International Bonds, 2.375% due 8/20/2030	4,000,000	3,617,000
[c,f]	Eagle Funding Luxco SARL, 5.50% due 8/17/2030	5,000,000	5,013,300
[f]	Mexico Government International Bonds, 5.375% due 3/22/2033	5,000,000	4,898,250
	Saudi Government International Bonds,
[c,f]	4.125% due 1/12/2029	5,737,000	5,642,684
[c,f]	5.125% due 1/13/2028	11,200,000	11,264,960
	Total Other Government (Cost $30,892,685)		30,436,194
	U.S. Treasury Securities — 8.2%
	U.S. Treasury Inflation-Indexed Notes,
	0.50%, 1/15/2028	12,191,930	11,880,941
	1.25%, 4/15/2028	10,026,088	9,863,947
	1.875%, 1/15/2036	133,380,102	129,607,946
	U.S. Treasury Notes,
	1.25%, 5/31/2028	23,750,000	22,489,209
	1.75%, 1/31/2029	15,303,000	14,402,753
	2.625%, 7/31/2029	11,338,000	10,835,762
	3.50%, 11/30/2030	39,545,000	38,435,887
	3.75%, 11/30/2032	78,250,000	75,908,614
	3.875%, 6/30/2030 - 4/30/2031	28,350,000	28,017,965
	4.00%, 5/31/2030	10,250,000	10,180,332
	4.25%, 5/15/2035	29,032,000	28,691,781

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	4.375%, 12/31/2029 - 5/15/2036	$125,308,000	$124,950,943
	Total U.S. Treasury Securities (Cost $510,892,195)		505,266,080
	U.S. Government Agencies — 0.5%
	Federal Farm Credit Banks Funding Corp., 3.00%, 3/8/2032	19,285,000	17,734,100
[f]	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States), 6.50%, 1/23/2029	6,000,000	6,119,100
	Small Business Administration Participation Certificates,
	Series 2008-20D Class 1, 5.37%, 4/1/2028	84,299	84,952
	Series 2009-20E Class 1, 4.43%, 5/1/2029	58,002	57,945
	Series 2009-20K Class 1, 4.09%, 11/1/2029	484,439	482,062
	Series 2011-20E Class 1, 3.79%, 5/1/2031	726,316	714,683
	Series 2011-20F Class 1, 3.67%, 6/1/2031	142,210	139,422
	Series 2011-20G Class 1, 3.74%, 7/1/2031	869,993	853,571
	Series 2011-20I Class 1, 2.85%, 9/1/2031	1,686,734	1,625,746
	Series 2011-20K Class 1, 2.87%, 11/1/2031	1,318,800	1,268,408
	Series 2012-20D Class 1, 2.67%, 4/1/2032	1,105,307	1,055,996
	Series 2012-20J Class 1, 2.18%, 10/1/2032	861,562	809,566
	Series 2012-20K Class 1, 2.09%, 11/1/2032	659,979	617,450
	Total U.S. Government Agencies (Cost $31,747,889)		31,563,001
	Mortgage Backed — 37.0%
	Ajax Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2019-F Class A1, 2.86% due 7/25/2059	2,807,843	2,745,797
[b,c]	Series 2021-A Class A1, 1.065% due 9/25/2065	1,984,728	1,846,247
[b,c]	Series 2021-E Class A1, 1.74% due 12/25/2060	6,232,594	5,450,449
[b,c]	Series 2022-A Class A1, 3.50% due 10/25/2061	7,925,871	7,681,791
[b,c]	Series 2023-C Class A1, 3.50% due 5/25/2063	5,455,786	5,237,483
	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2020-2 Class A3, 5.00% due 1/26/2065	2,970,604	2,960,954
[b,c]	Series 2023-1 Class A1, 4.75% due 9/26/2067	10,394,279	10,363,908
[b,c]	Series 2023-2 Class A1, 4.65% due 10/25/2067	3,733,996	3,711,987
[b,c,f]	Arbor Realty Commercial Real Estate Notes Ltd., CMBS, Series 2022-FL1 Class A, 5.043% (SOFR30A + 1.45%) due 1/15/2037	4,015,830	4,015,831
	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2019-1 Class A1, 3.805% due 1/25/2049	1,721,841	1,669,534
[b,c]	Series 2019-1 Class A3, 4.208% due 1/25/2049	901,111	880,263
[b,c]	Series 2019-2 Class A1, 3.347% due 4/25/2049	784,051	753,785
[b,c]	Series 2019-3 Class A1, 2.962% due 10/25/2048	2,124,817	2,035,857
[c]	Series 2020-1 Class A2, 2.927% due 3/25/2055	6,518,000	6,188,867
[c]	Series 2020-1 Class A3, 3.328% due 3/25/2055	4,500,000	4,165,582
[c]	Series 2020-1 Class M1, 4.277% due 3/25/2055	3,189,000	2,978,731
[b,c]	Series 2021-1R Class A1, 1.175% due 10/25/2048	4,609,663	4,174,520
[c]	Series 2022-1 Class M1, 3.65% due 12/25/2056	7,338,000	6,083,425
	ATLX Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2024-RPL1 Class A1, 3.85% due 4/25/2064	10,438,478	10,271,761
[b,c]	Series 2024-RPL2 Class A1, 3.85% due 4/25/2063	7,049,911	6,809,537
[b,c]	BPR Trust, CMBS, Series 2023-BRK2 Class A, 7.147% due 10/5/2038	4,250,000	4,329,454
	BRAVO Residential Funding Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-NQM1 Class A1, 0.941% due 2/25/2049	1,106,807	1,035,813
[b,c]	Series 2021-NQM1 Class A2, 1.26% due 2/25/2049	1,640,643	1,510,219
[b,c]	Series 2022-NQM2 Class A1, 5.272% due 11/25/2061	5,768,927	5,749,609
[b,c]	Series 2023-NQM5 Class A1, 6.505% due 6/25/2063	4,521,738	4,525,061
[b,c]	Series 2023-NQM5 Class M1, 7.272% due 6/25/2063	930,000	928,928
[b,c]	Series 2024-NQM2 Class A1, 6.285% due 2/25/2064	3,102,964	3,110,304
[b,c]	Series 2024-NQM4 Class A1A, 4.35% due 1/25/2060	16,918,251	16,537,369
[b,c]	Bunker Hill Loan Depositary Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class A3, 3.253% due 2/25/2055	3,285,000	3,223,837
[b,c]	BX Trust, CMBS, Series 2025-LIFE Class A, 6.08% due 6/13/2047	14,750,000	14,645,888
[c]	Century Plaza Towers, CMBS, Series 2019-CPT Class A, 2.865% due 11/13/2039	4,800,000	4,439,260
	Chase Home Lending Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2024-10 Class A4A, 5.50% due 10/25/2055	6,155,658	6,138,410
[b,c]	Series 2024-9 Class A2, 5.50% due 9/25/2055	1,317,962	1,311,754
	Chase Mortgage Finance Corp., Whole Loan Securities Trust CMO,
[b,c]	Series 2016-SH1 Class M3, 3.75% due 4/25/2045	1,240,264	1,149,769
[b,c]	Series 2016-SH2 Class M3, 3.75% due 12/25/2045	1,613,842	1,494,470

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	CHNGE Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2022-1 Class A1, 4.007% due 1/25/2067	$10,113,631	$9,571,299
[b,c]	Series 2022-2 Class M1, 4.609% due 3/25/2067	14,163,000	13,283,081
[b,c]	Series 2023-1 Class A1, 7.065% due 3/25/2058	2,367,938	2,364,525
	CIM Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2018-INV1 Class A4, 4.00% due 8/25/2048	516,600	480,942
[b,c]	Series 2024-R1 Class A1, 4.75% due 6/25/2064	8,340,733	8,295,970
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b]	Series 2004-HYB2 Class B1, 5.70% due 3/25/2034	34,099	14,613
[b,c]	Series 2014-A Class A, 4.00% due 1/25/2035	292,563	284,508
[b,c]	Series 2014-J1 Class B4, 3.601% due 6/25/2044	1,489,969	1,247,409
[b,c]	Series 2021-J2 Class A7A, 2.50% due 7/25/2051	26,994,826	24,122,939
[b,c]	Series 2024-CMI1 Class A11, 5.50% due 6/25/2054	9,860,743	9,843,768
[b,c]	COLT Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2023-2 Class M1, 7.671% due 7/25/2068	1,599,794	1,597,306
[c]	COMM Mortgage Trust, CMBS, Series 2024-277P Class A, 6.338% due 8/10/2044	6,575,000	6,795,435
	CSMC Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2020-SPT1 Class A3, 3.734% due 4/25/2065	2,050,696	2,033,677
[b,c]	Series 2021-AFC1 Class A1, 0.83% due 3/25/2056	5,665,773	4,673,799
[b,c]	Series 2021-NQM3 Class A1, 1.015% due 4/25/2066	7,130,606	6,106,210
[b,c]	Series 2021-NQM8 Class A1, 2.841% due 10/25/2066	1,634,573	1,470,857
[b,c]	Series 2022-ATH2 Class A1, 5.113% due 5/25/2067	8,170,323	8,145,277
[b,c]	Series 2022-NQM1 Class A1, 3.265% due 11/25/2066	9,922,488	8,971,600
[c]	DC Office Trust, CMBS, Series 2019-MTC Class A, 2.965% due 9/15/2045	7,895,000	7,224,911
[b,c]	Deephaven Residential Mortgage Trust, Whole Loan Securities Trust CMO, Series 2021-1 Class A1, 0.715% due 5/25/2065	874,202	846,846
	Ellington Financial Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2019-2 Class A1, 2.739% due 11/25/2059	977,562	957,797
[b,c]	Series 2022-1 Class A1, 2.206% due 1/25/2067	13,749,079	12,110,578
[b,c]	FARM Mortgage Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 4.676% due 10/1/2053	6,398,395	5,836,506
	Federal Home Loan Mtg Corp.,
[b]	Pool 1L0322, 5.842% (H15T1Y + 2.07%) due 2/1/2048	1,739,944	1,806,036
[b]	Pool 760025, 3.696% (5-Yr. CMT + 1.31%) due 10/1/2047	2,607,909	2,580,662
[b]	Pool 841097, 3.95% (5-Yr. CMT + 1.30%) due 9/1/2048	3,583,581	3,524,349
[b]	Pool 841362, 1.702% (2.15% - SOFR30A) due 2/1/2052	5,122,471	4,876,208
[b]	Pool 841377, 1.94% (2.24% - SOFR30A) due 4/1/2052	5,383,916	5,129,756
[b]	Pool 841463, 2.152% (2.18% - SOFR30A) due 7/1/2052	12,440,573	11,296,015
	Pool D98887, 3.50% due 1/1/2032	397,247	389,501
	Pool G16710, 3.00% due 11/1/2030	103,332	101,397
	Pool RE6097, 2.00% due 5/1/2051	23,018,856	17,895,933
	Pool RR0065, 4.00% due 3/1/2041	10,152,354	9,861,479
	Pool SE9046, 3.00% due 12/1/2051	19,282,050	16,821,528
	Pool WN1497, 4.75% due 1/1/2030	21,000,000	20,999,781
	Pool WN2382, 4.34% due 6/1/2028	11,295,000	11,239,225
	Federal Home Loan Mtg Corp., CMO REMIC,
	Series 3195 Class PD, 6.50% due 7/15/2036	71,866	73,502
	Series 3922 Class PQ, 2.00% due 4/15/2041	13,529	13,426
	Series 4120 Class TC, 1.50% due 10/15/2027	78,721	77,443
	Series 5461 Class PA, 4.50% due 8/25/2054	18,654,345	18,354,213
	Series 5462 Class P, 4.50% due 10/25/2054	11,364,575	11,183,936
	Series 5469 Class QA, 4.50% due 11/25/2054	11,688,920	11,479,216
[b]	Series 5502 Class FH, 5.028% (SOFR30A + 1.40%) due 2/25/2055	9,123,355	9,207,145
[b]	Series 5552 Class PD, 5.00% due 9/25/2054	15,864,391	16,046,313
	Series 5558 Class EV, 5.00% due 6/25/2036	5,716,222	5,737,514
	Series 5638 Class A, 4.00% due 7/25/2054	18,005,511	17,393,886
	Series 5660 Class A, 5.00% due 11/25/2055	17,109,028	17,047,280
	Series 5660 Class B, 4.50% due 3/25/2056	14,192,989	13,899,948
	Series 5666 Class CA, 4.00% due 7/25/2052	15,410,193	14,980,776
	Federal Home Loan Mtg Corp., Multifamily Structured Pass-Through Certificates, CMBS,
	Series KJ46 Class A2, 4.796% due 10/25/2031	8,741,000	8,804,285
[b]	Series KJ47 Class A2, 5.43% due 6/25/2031	5,968,000	6,116,007
	Series KJ48 Class A2, 5.028% due 10/25/2031	15,306,000	15,537,299
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
[b]	Series 2017-1 Class HA, 3.00% due 1/25/2056	3,259,382	3,055,027
[b]	Series 2017-3 Class HA, 3.25% due 7/25/2056	5,617,455	5,293,583
[b]	Series 2017-4 Class HT, 3.25% due 6/25/2057	5,897,206	5,299,937
[b]	Series 2018-1 Class HA, 3.00% due 5/25/2057	3,345,036	3,112,687

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[b]	Series 2018-2 Class HA, 3.00% due 11/25/2057	$6,878,354	$6,500,016
	Series 2018-3 Class HA, 3.00% due 8/25/2057	8,917,058	8,262,042
[b]	Series 2018-3 Class MA, 3.50% due 8/25/2057	5,373,004	5,150,974
	Series 2018-4 Class HA, 3.00% due 3/25/2058	7,839,088	7,234,519
	Series 2019-1 Class MA, 3.50% due 7/25/2058	14,416,014	13,790,719
	Series 2019-2 Class MA, 3.50% due 8/26/2058	15,520,106	14,761,965
	Series 2019-3 Class MA, 3.50% due 10/25/2058	6,771,918	6,510,111
	Series 2019-4 Class MA, 3.00% due 2/25/2059	12,129,195	11,192,644
	Series 2020-1 Class MA, 2.50% due 8/25/2059	1,906,427	1,754,522
	Series 2020-2 Class MA, 2.00% due 11/25/2059	14,808,250	13,117,543
	Series 2020-3 Class MA, 2.00% due 5/25/2060	8,496,069	7,570,195
	Series 2020-3 Class MT, 2.00% due 5/25/2060	3,050,899	2,383,894
	Series 2022-1 Class MTU, 3.25% due 11/25/2061	12,801,069	10,898,423
	Series 2024-1 Class MT, 3.00% due 11/25/2063	7,027,165	5,768,014
	Series 2024-2 Class MT, 3.50% due 5/25/2064	6,348,577	5,529,246
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool RA6808, 3.00% due 2/1/2052	9,291,522	8,178,956
	Pool RA7021, 2.50% due 3/1/2052	18,987,758	15,978,760
	Pool RA7373, 3.00% due 5/1/2052	4,747,925	4,170,990
	Pool RQ0028, 6.00% due 7/1/2055	21,336,694	21,799,180
	Pool RQ0064, 5.50% due 11/1/2055	16,171,598	16,235,631
	Pool RQ0094, 5.00% due 2/1/2056	9,188,621	9,032,187
	Pool RQ0128, 5.50% due 6/1/2056	22,036,169	22,115,741
	Pool SD1374, 3.00% due 3/1/2052	12,469,929	10,882,370
	Pool SD4175, 2.50% due 6/1/2052	41,035,538	34,532,620
	Pool SD5171, 2.50% due 1/1/2054	14,100,470	11,865,963
	Pool SD5345, 2.50% due 4/1/2052	19,724,197	16,687,292
	Pool SD6509, 6.00% due 8/1/2054	12,129,538	12,414,051
	Pool SD8140, 2.00% due 4/1/2051	22,641,811	18,267,153
	Pool SD8189, 2.50% due 1/1/2052	11,781,747	9,912,958
	Pool SD8367, 5.50% due 10/1/2053	4,880,512	4,919,285
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO,
	Series 2016-SC01 Class 2A, 3.50% due 7/25/2046	774,384	705,734
	Series 2017-SC01 Class 1A, 3.00% due 12/25/2046	6,877,047	5,990,593
	Series 2017-SC02 Class 2A, 3.50% due 5/25/2047	425,513	385,521
	Federal National Mtg Assoc.,
[b]	Pool BH4523, 3.35% (5-Yr. CMT + 1.15%) due 4/1/2047	3,776,642	3,692,506
[b]	Pool BH4524, 4.032% (5-Yr. CMT + 1.15%) due 6/1/2046	7,904,882	7,722,886
[b]	Pool BM6929, 1.924% (2.13% - SOFR30A) due 7/1/2051	3,608,697	3,491,598
	Pool BM7067, 2.50% due 6/1/2051	2,883,441	2,384,417
	Pool BM7629, 1.50% due 9/1/2036	10,490,541	9,238,547
[b]	Pool BO9998, 2.743% (H15T1Y + 2.03%) due 3/1/2048	3,121,323	3,197,933
	Pool BS6056, 3.85% due 8/1/2032	8,922,000	8,568,737
[b]	Pool BU9934, 1.841% (2.37% - SOFR30A) due 2/1/2052	7,784,232	7,037,414
	Pool BZ3061, 5.26% due 2/1/2030	18,830,000	18,888,036
	Pool BZ3689, 4.82% due 4/1/2030	22,990,000	23,049,533
	Pool BZ3998, 4.88% due 6/1/2030	11,823,000	11,860,532
	Pool BZ4611, 5.425% due 11/1/2032	331,809	341,598
[b]	Pool CB2214, 1.531% (2.21% - SOFR30A) due 11/1/2051	4,251,677	4,078,123
	Federal National Mtg Assoc., CMO REMIC,
[b]	Series 2009-17 Class AH, 0.483% due 3/25/2039	247,833	203,725
	Series 2012-129 Class LA, 3.50% due 12/25/2042	953,961	887,242
[b]	Series 2013-81 Class FW, 4.042% (SOFR30A + 0.41%) due 1/25/2043	2,077,240	2,062,581
	Series 2024-25 Class VB, 5.50% due 3/25/2035	9,385,751	9,625,850
	Series 2024-70 Class MP, 4.50% due 10/25/2054	13,145,494	12,904,111
	Series 2025-90 Class PC, 4.00% due 10/25/2055	17,952,624	17,268,090
	Series 2026-36 Class AC, 4.75% due 8/25/2053	16,923,029	16,772,139
	Series 2026-7 Class CD, 4.00% due 4/25/2053	22,530,334	21,905,863
	Federal National Mtg Assoc., Grantor Trust, CMO, Series 2017-T1 Class A, 2.898% due 6/25/2027	17,768,523	17,513,324
	Federal National Mtg Assoc., UMBS Collateral,
	Pool AS9749, 4.00% due 6/1/2047	6,400	6,076
	Pool BM4324, 3.50% due 7/1/2033	1,166,380	1,139,158
	Pool BP9550, 2.50% due 7/1/2035	5,137	4,834
	Pool BP9589, 2.50% due 8/1/2035	390,088	367,043
	Pool CB3050, 2.50% due 3/1/2052	16,626,598	13,991,774

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Pool FS5447, 2.50% due 9/1/2052	$2,308,407	$1,946,544
	Pool FS6130, 2.50% due 7/1/2052	16,154,594	13,594,569
	Pool FS6212, 1.50% due 5/1/2032	1,346,405	1,267,222
	Pool FS7577, 2.50% due 1/1/2054	19,546,346	16,448,828
	Pool FS7757, 2.50% due 2/1/2052	17,064,524	14,292,287
	Pool FS7879, 2.50% due 7/1/2052	14,043,308	11,739,851
	Pool MA3465, 4.00% due 9/1/2038	2,217,534	2,159,024
	Pool MA4390, 2.00% due 7/1/2031	608,202	580,021
	Pool MA5138, 5.50% due 9/1/2053	3,408,223	3,435,824
	Pool MA5139, 6.00% due 9/1/2053	2,507,942	2,567,777
	Pool MA5972, 5.50% due 2/1/2056	8,805,188	8,840,053
	Pool MA5982, 5.00% due 2/1/2046	14,794,773	14,726,505
	Pool MA6060, 4.50% due 5/1/2041	30,448,033	30,087,319
[g]	Pool MA6119, 5.50% due 7/1/2056	9,188,000	9,222,636
[b,c]	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-1 Class 2A2, 3.00% due 3/25/2047	740,970	679,167
	GCAT Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2019-NQM3 Class A1, 3.686% due 11/25/2059	1,248,280	1,225,938
[b,c]	Series 2021-CM1 Class A, 2.469% due 4/25/2065	4,348,409	4,205,100
[b,c]	Series 2021-CM2 Class A1, 2.352% due 8/25/2066	9,878,693	9,273,235
[b,c]	Series 2021-NQM4 Class A1, 1.093% due 8/25/2066	9,373,347	7,550,355
	Government National Mtg Assoc.,
	Pool MA7368, 3.00% due 5/20/2051	13,258,651	11,798,140
	Pool MA7706, 3.00% due 11/20/2051	57,209,240	50,880,800
	Pool MA8098, 3.00% due 6/20/2052	45,191,337	40,157,527
	Government National Mtg Assoc., CMBS, Series 2023-104 Class AD, 4.00% due 1/16/2065	22,457,130	21,200,384
	Government National Mtg Assoc., CMO,
	Series 2021-27 Class ED, 1.00% due 2/20/2051	5,475,400	4,230,622
	Series 2025-110 Class L, 1.00% due 6/20/2051	12,172,510	10,983,146
	Series 2025-139 Class DT, 5.00% due 3/20/2065	9,037,807	9,055,466
	Series 2025-69 Class GJ, 4.50% due 1/20/2054	9,353,586	9,088,022
[b,c]	GS Mortgage Securities Corp. Trust, CMBS, Series 2017-375H Class A, 3.591% due 9/10/2037	8,085,000	7,864,006
	GS Mortgage-Backed Securities Corp. Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2020-PJ2 Class B3, 3.544% due 7/25/2050	4,696,132	4,163,271
[b,c]	Series 2023-CCM1 Class A1, 6.65% due 8/25/2053	9,008,358	8,992,283
	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2023-PJ2 Class A4, 5.50% due 5/25/2053	3,008,331	3,006,649
[b,c]	Series 2024-RPL2 Class A1, 3.75% due 7/25/2061	4,085,987	3,939,575
[b,c]	Series 2024-RPL4 Class A1, 3.90% due 9/25/2061	3,341,140	3,235,006
[b,c]	Series 2025-PJ7 Class A5, 5.50% due 12/25/2055	6,142,703	6,134,691
[b,c]	GSMS Trust, CMBS, Series 2026-DAWN Class A, 5.823% due 4/10/2043	3,889,472	3,860,440
	Harvest Commercial Capital Loan Trust, CMBS, Series 2024-1 Class A, 6.164% due 10/25/2056	11,737,305	11,852,415
	HOMES Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2024-NQM1 Class A1, 5.915% due 7/25/2069	2,805,305	2,812,232
[b,c]	Series 2024-NQM2 Class A1, 5.717% due 10/25/2069	2,690,323	2,695,538
[b,c]	Homeward Opportunities Fund Trust, Whole Loan Securities Trust CMO, Series 2024-RRTL2 Class A1, 5.989% due 9/25/2039	4,960,653	4,964,279
[b,c]	Hudson Yards Mortgage Trust, CMBS, Series 2019-55HY Class A, 3.041% due 12/10/2041	5,870,000	5,480,522
	Imperial Fund Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-NQM3 Class A1, 1.595% due 11/25/2056	11,852,922	10,073,403
[b,c]	Series 2021-NQM4 Class A1, 2.091% due 1/25/2057	15,657,237	13,698,346
[b,c]	Series 2022-NQM1 Class A1, 2.493% due 2/25/2067	25,942,902	23,621,357
[b,c]	Series 2022-NQM2 Class A1, 4.638% due 3/25/2067	16,938,604	16,187,708
[b,c]	Series 2022-NQM4 Class A1, 5.767% due 6/25/2067	19,614,896	19,548,309
[b,c]	Series 2023-NQM1 Class A2, 6.703% due 2/25/2068	1,001,728	999,961
[b,c]	Series 2023-NQM1 Class A3, 7.16% due 2/25/2068	1,579,209	1,576,968
	JP Morgan Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2014-IVR3 Class B4, 5.783% due 9/25/2044	813,621	813,320
[b,c]	Series 2018-3 Class B2, 3.696% due 9/25/2048	1,983,616	1,812,910
[b,c]	Series 2018-6 Class B2, 3.90% due 12/25/2048	819,013	752,766
[b,c]	Series 2019-5 Class B3, 4.44% due 11/25/2049	6,763,972	6,398,697
[b,c]	Series 2019-HYB1 Class B3, 5.122% due 10/25/2049	4,859,679	4,865,834
[b,c]	Series 2019-INV2 Class B3A, 3.71% due 2/25/2050	8,284,611	7,324,237
[b,c]	Series 2021-LTV2 Class A1, 2.52% due 5/25/2052	28,069,144	23,176,738
[b,c]	Series 2022-2 Class A6A, 2.50% due 8/25/2052	20,990,313	19,349,329
[b,c]	Series 2022-DSC1 Class A1, 4.75% due 1/25/2063	6,312,696	6,109,570
[b,c]	Series 2022-LTV1 Class A1, 3.25% due 7/25/2052	10,483,480	9,161,661

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[b,c]	Series 2024-11 Class A4, 6.00% due 4/25/2055	$12,188,478	$12,202,336
[b,c]	Series 2024-5 Class A6, 6.00% due 11/25/2054	382,109	382,109
[b,c]	Series 2025-3 Class A1B, 5.563% due 9/25/2055	1,642,433	1,638,580
[b,c]	Series 2025-5MPR Class A1D, 5.50% due 11/25/2055	7,114,440	7,102,552
[b,c]	Series 2025-CCM1 Class A4, 5.50% due 6/25/2055	11,296,270	11,264,720
[b,c]	LEX Mortgage Trust, CMBS, Series 2024-BBG Class A, 5.036% due 10/13/2033	3,740,000	3,724,516
[c]	Manhattan West Mortgage Trust, CMBS, Series 2020-1MW Class A, 2.13% due 9/10/2039	5,769,500	5,584,663
[b]	Merrill Lynch Mortgage Investors Trust, Whole Loan Securities Trust CMO, Series 2004-A4 Class M1, 4.836% due 8/25/2034	68,071	63,738
[b,c]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	373,350	371,304
	MFA Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2020-NQM2 Class A1, 1.381% due 4/25/2065	1,691,447	1,640,110
[b,c]	Series 2020-NQM3 Class A1, 1.014% due 1/26/2065	1,125,737	1,066,713
[b,c]	Series 2021-AEI1 Class A4, 2.50% due 8/25/2051	13,566,901	11,742,333
[b,c]	Series 2021-INV1 Class A1, 0.852% due 1/25/2056	575,334	557,393
[b,c]	Series 2021-INV2 Class A1, 1.906% due 11/25/2056	14,891,200	13,212,642
[b,c]	Series 2022-CHM1 Class A1, 4.875% due 9/25/2056	13,060,490	12,867,089
[b,c]	Series 2022-INV1 Class A3, 4.25% due 4/25/2066	4,995,000	4,651,888
[b,c]	Series 2022-NQM1 Class A3, 4.20% due 12/25/2066	13,129,000	12,121,941
[b,c]	Series 2022-NQM2 Class A1, 5.00% due 5/25/2067	4,543,113	4,428,694
[b,c]	Series 2023-NQM3 Class A1, 6.617% due 7/25/2068	1,262,836	1,260,568
[b,c]	Series 2024-RPL1 Class A1, 4.25% due 2/25/2066	8,040,749	7,698,063
[b,c]	Mill City Securities Ltd., Whole Loan Securities Trust CMO, Series 2024-RS1 Class A1, 3.00% due 11/1/2069	4,515,103	4,370,975
	Morgan Stanley Bank of America Merrill Lynch Trust, CMBS, Series 2015-C22 Class A4, 3.306% due 4/15/2048	141,054	139,399
[c]	Morgan Stanley Capital I Trust, CMBS, Series 2024-BPR2 Class A, 7.291% due 5/5/2029	7,554,746	7,863,227
[b,c]	Morgan Stanley Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2024-RPL1 Class A1, 4.00% due 6/25/2064	12,041,804	11,784,610
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2017-2A Class A3, 4.00% due 3/25/2057	1,830,902	1,781,169
[b,c]	Series 2017-3A Class A1, 4.00% due 4/25/2057	2,220,742	2,148,822
[b,c]	Series 2017-4A Class A1, 4.00% due 5/25/2057	2,452,062	2,368,250
[b,c]	Series 2017-5A Class A1, 5.263% (TSFR1M + 1.61%) due 6/25/2057	152,365	154,880
[b,c]	Series 2017-6A Class A1, 4.00% due 8/27/2057	1,084,237	1,058,350
[b,c]	Series 2018-1A Class A1A, 4.00% due 12/25/2057	1,307,566	1,282,122
[b,c]	Series 2018-2A Class A1, 4.50% due 2/25/2058	2,155,299	2,139,991
[b,c]	Series 2018-RPL1 Class A1, 3.50% due 12/25/2057	1,277,069	1,235,597
[b,c]	Series 2022-NQM3 Class A1, 4.90% due 4/25/2062	26,952,356	25,197,307
[b,c]	Series 2023-NQM1 Class A2, 7.319% due 10/25/2063	5,014,924	5,016,168
[b,c]	Series 2024-RPL1 Class A, 3.80% due 1/25/2064	20,415,889	19,093,815
[b,c]	Series 2024-RTL1 Class A1, 6.664% due 3/25/2039	9,214,449	9,214,449
[c]	NYC Commercial Mortgage Trust, CMBS, Series 2021-909 Class A, 2.941% due 4/10/2043	4,900,000	4,167,295
[b,c]	NYMT Loan Trust, Whole Loan Securities Trust CMO, Series 2024-INV1 Class A1, 5.379% due 6/25/2069	4,096,214	4,088,381
	OBX Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-NQM4 Class A1, 1.957% due 10/25/2061	20,193,710	17,091,867
[b,c]	Series 2024-NQM1 Class A1, 5.928% due 11/25/2063	7,379,969	7,380,843
[b,c]	Series 2024-NQM11 Class A1, 5.875% due 6/25/2064	2,396,496	2,405,125
[b,c]	Series 2024-NQM12 Class A1, 5.475% due 7/25/2064	1,113,168	1,113,286
[b,c]	Series 2024-NQM4 Class A1, 6.067% due 1/25/2064	4,486,256	4,495,518
[c]	One Bryant Park Trust, CMBS, Series 2019-OBP Class A, 2.516% due 9/15/2054	18,455,652	17,036,405
[b,c]	PMT Loan Trust, Whole Loan Securities Trust CMO, Series 2025-J3 Class A8, 5.50% due 11/27/2056	3,615,796	3,604,667
[b,c]	PRET Trust, Whole Loan Securities Trust CMO, Series 2024-RPL1 Class A1, 3.90% due 10/25/2063	2,834,682	2,690,305
	PRKCM Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-AFC1 Class A1, 1.51% due 8/25/2056	21,213,975	17,772,623
[b,c]	Series 2021-AFC2 Class A1, 2.071% due 11/25/2056	12,974,528	11,357,588
[b,c]	Series 2023-AFC1 Class A2, 7.002% due 2/25/2058	2,152,764	2,149,549
[b,c]	Series 2023-AFC1 Class A3, 7.304% due 2/25/2058	2,060,729	2,058,007
[b,c]	Series 2024-HOME1 Class A1, 6.431% due 5/25/2059	7,387,297	7,428,669
	PRPM LLC, Whole Loan Securities Trust CMO,
[b,c]	Series 2024-RPL2 Class A1, 3.50% due 5/25/2054	10,795,231	10,646,340
[b,c]	Series 2025-RPL3 Class A1, 3.25% due 4/25/2055	12,515,571	12,065,931
[b,c]	Series 2025-RPL4 Class A1, 3.00% due 5/25/2055	10,075,672	9,622,215
[b,c]	PRPM Trust, Whole Loan Securities Trust CMO, Series 2022-INV1 Class A1, 5.40% due 4/25/2067	23,073,479	22,988,757
[b,c]	Radian Mortgage Capital Trust, Whole Loan Securities Trust CMO, Series 2024-J2 Class A16, 5.50% due 3/25/2055	2,656,959	2,652,375
	RAMP Trust, Whole Loan Securities Trust CMO, Series 2003-SL1 Class A31, 7.125% due 4/25/2031	112,820	113,775
	Rate Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2022-J1 Class A9, 2.50% due 1/25/2052	39,350,196	34,675,703
[b,c]	Series 2024-J4 Class A5, 5.50% due 12/25/2054	10,512,407	10,500,682

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[b,c]	RCKT Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class B3, 3.465% due 2/25/2050	$2,783,478	$2,516,095
[c]	ROCK Trust, CMBS, Series 2024-CNTR Class A, 5.388% due 11/13/2041	7,700,000	7,776,534
	Seasoned Loans Structured Transaction Trust, Whole Loan Securities Trust CMO,
	Series 2019-2 Class A1C, 2.75% due 9/25/2029	11,048,998	10,545,510
	Series 2019-3 Class A1C, 2.75% due 11/25/2029	1,784,152	1,691,919
	Series 2020-2 Class A1C, 2.00% due 9/25/2030	15,977,118	14,711,804
	Series 2020-2 Class A1D, 1.75% due 9/25/2030	25,622,711	23,694,530
	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO,
[b]	Series 2013-6 Class B4, 3.523% due 5/25/2043	716,584	573,662
[b]	Series 2013-7 Class B4, 3.507% due 6/25/2043	408,200	327,347
[b,c]	Series 2023-3 Class A1, 6.00% due 9/25/2053	2,593,434	2,629,959
[b,c]	Series 2025-10 Class A2, 5.00% due 11/25/2055	9,907,610	9,640,714
[b,c]	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 5.14% (TSFR1M + 1.51%) due 5/15/2038	10,872,000	10,856,352
	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2020-2 Class A1, 1.381% due 5/25/2065	4,250,660	3,957,824
[b,c]	Series 2020-2 Class A2, 1.587% due 5/25/2065	829,192	774,861
[b,c]	Series 2020-2 Class A3, 1.895% due 5/25/2065	283,095	266,012
[b,c]	Series 2021-2 Class A1, 1.737% due 12/25/2061	11,510,326	9,586,881
[b,c]	Shellpoint Asset Funding Trust, Whole Loan Securities Trust CMO, Series 2013-1 Class A1, 3.75% due 7/25/2043	611,916	584,074
[b,c]	SKY Trust, CMBS, Series 2025-LINE Class A, 6.214% (TSFR1M + 2.59%) due 4/15/2042	2,399,636	2,410,636
[c]	SLG Office Trust, CMBS, Series 2021-OVA Class A, 2.585% due 7/15/2041	13,752,000	12,242,032
	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2020-3 Class A1, 1.486% due 4/25/2065	861,840	846,328
[b,c]	Series 2021-5 Class A1, 1.92% due 9/25/2066	17,077,898	14,300,356
[b]	Structured Asset Securities Corp., Mortgage Pass-Through Certificates, Whole Loan Securities Trust CMO, Series 2003-9A Class 2A2, 5.267% due 3/25/2033	176,645	177,145
	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2018-1 Class A1, 3.00% due 1/25/2058	788	788
[b,c]	Series 2018-2 Class A1, 3.25% due 3/25/2058	2,033,496	2,017,567
[b,c]	Series 2018-6 Class A1A, 3.75% due 3/25/2058	386,129	385,066
[b,c]	Series 2025-R1 Class A1, 4.00% due 11/27/2057	17,433,910	15,026,528
[b,c]	Series 2025-R2 Class A1, 4.50% due 9/25/2064	9,293,236	8,476,793
[b,c]	TRK Trust, Whole Loan Securities Trust CMO, Series 2022-INV2 Class A1, 5.35% due 6/25/2057	16,893,921	16,678,177
[b,c]	Verus Securitization Trust, Whole Loan Securities Trust CMO, Series 2021-R1 Class A1, 0.82% due 10/25/2063	1,228,479	1,183,552
[b,c]	Visio Trust, Whole Loan Securities Trust CMO, Series 2019-2 Class M1, 3.26% due 11/25/2054	1,144,271	1,117,343
	Vista Point Securitization Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2020-1 Class M1, 4.151% due 3/25/2065	3,105,773	3,093,810
[b,c]	Series 2020-2 Class A1, 1.475% due 4/25/2065	2,337,608	2,273,356
[b,c]	WB Commercial Mortgage Trust, CMBS, Series 2024-HQ Class A, 6.134% due 3/15/2040	4,050,000	4,051,478
[b,c]	WinWater Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2015-3 Class B4, 3.815% due 3/20/2045	752,065	699,191
	Total Mortgage Backed (Cost $2,359,417,006)		2,295,734,678
	Short-Term Investments — 3.2%
[h]	Thornburg Capital Management Fund	19,813,312	198,133,116
	Total Short-Term Investments (Cost $198,133,116)		198,133,116
	Total Investments — 100.0% (Cost $6,325,342,226)		$6,203,546,567
	Other Assets Less Liabilities — 0.0%		751,813
	Net Assets — 100.0%		$6,204,298,380

Footnote Legend
a	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.
b
Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule.
The rates shown are those in effect on June 30, 2026.

c
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, the aggregate value of these securities in the Fund’s portfolio was
$3,017,766,468, representing 48.64% of the Fund’s net assets.

d	Bond in default.
e	Non-income producing.
f	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
g	When-issued security.
h	Investment in Affiliates.

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund
June 30, 2026 (Unaudited)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:

ABS	Asset Backed Securities
AG	Insured by Assured Guaranty, Inc.
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Rate
DAC	Designated Activity Company
GO	General Obligation
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
ISD	Independent School District
Mtg	Mortgage
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30-Day Average
SOFRINDX	Secured Overnight Financing Rate Index
TSFR1M	Term SOFR 1 Month
TSFR3M	Term SOFR 3 Month
UMBS	Uniform Mortgage-Backed Securities

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Limited Term Income Fund
June 30, 2026 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Limited Term Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers eight classes of shares of beneficial interest: Class A, Class C, Class C2, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, “Class R5”, and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee" as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and ask prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund
June 30, 2026 (Unaudited)

Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/25	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/26	Dividend Income
Thornburg Capital Mgmt. Fund	$319,557,446	$1,556,048,929	$(1,677,473,259)	$-	$-	$198,133,116	$9,404,826